SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
13.	SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION.
For the years ended December 31, 2022 and December 31, 2021, respectively, supplemental cash flow information and supplemental disclosure of non-cash investing and financing activity consists of the following:

	2022	2021
Supplemental cash flow information:
Cash paid for income taxes	$0	$1,200
Supplemental disclosure of non-cash investing and financing activity:
Distributions owed to the members	1,411	11,857